SEGMENT INFORMATION - MAJOR DATA (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Sales		$ 1,707,286,000	$ 1,818,180,000	$ 1,921,311,000
Other Operating Income (expense)		2,612,000	15,686,000	5,755,000
EBITDA		153,427,000	184,750,000	196,870,000
Amortization and depreciation		140,782,000	95,245,000	104,421,000
OPERATING PROFIT		12,645,000	89,505,000	92,449,000
Net finance expense		(57,120,000)	(55,605,000)	(93,484,000)
Income tax		36,218,000	13,414,000	12,533,000
(LOSS)/PROFIT FROM CONTINUING OPERATIONS		(80,693,000)	20,486,000	(13,568,000)
Profit (loss) from discontinued operations		0	0	0
Profit (loss)		(80,693,000)	20,486,000	(13,568,000)
Restructuring costs			0	16,779,000
Asset impairments and Other			0
Adjusted Profit Before Interest Tax Depreciation Amortisation		153,427,000	184,750,000	220,966,000
Capital expenditure			89,885,000	67,535,000
Fixed assets		578,400,000	490,131,000	535,443,000
Allocated assets		1,304,611,000	1,213,353,000	1,330,305,000
Allocated liabilities		1,097,591,000	873,260,000	952,466,000
Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Sales		607,139,000		753,382,000
Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Sales		16,033,000		18,000
Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Sales		1,084,114,000		1,167,911,000
EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Sales		232,809,000	240,859,000	223,444,000
Other Operating Income (expense)		(215,821,000)	(228,591,000)	(215,860,000)
EBITDA		16,987,000	12,268,000	7,585,000
Amortization and depreciation		15,791,000	9,733,000	9,340,000
OPERATING PROFIT		1,196,000	2,535,000	(1,755,000)
Net finance expense		(1,414,000)	(1,620,000)	(16,834,000)
Income tax		(21,960,000)	(893,000)	5,031,000
(LOSS)/PROFIT FROM CONTINUING OPERATIONS		(22,178,000)	22,000	(13,558,000)
Restructuring costs		0	0	3,831,000
Adjusted Profit Before Interest Tax Depreciation Amortisation		21,819,000	19,500,000	14,790,000
Capital expenditure		3,312,000	6,192,000	3,948,000
Fixed assets		48,712,000	42,766,000	49,101,000
Allocated assets		388,416,000	394,325,000	401,332,000
Allocated liabilities		139,834,000	122,784,000	126,575,000
EMEA [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Sales		134,241,000	147,686,000	143,424,000
EMEA [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Sales		22,000	0	1,000
EMEA [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Sales		98,545,000	93,173,000	80,020,000
Americas [Member]
Disclosure Of Operating Segments [Line Items]
Sales		660,114,000	708,744,000	758,041,000
Other Operating Income (expense)		(629,380,000)	(652,531,000)	(688,949,000)
EBITDA		30,734,000	56,213,000	69,092,000
Amortization and depreciation		48,951,000	34,683,000	37,640,000
OPERATING PROFIT		(18,217,000)	21,530,000	31,452,000
Net finance expense		(5,612,000)	(5,536,000)	(13,206,000)
Income tax		(2,048,000)	(2,054,000)	(9,667,000)
(LOSS)/PROFIT FROM CONTINUING OPERATIONS		(25,877,000)	13,940,000	8,579,000
Restructuring costs		0	0	8,473,000
Adjusted Profit Before Interest Tax Depreciation Amortisation		39,556,000	73,500,000	83,507,000
Capital expenditure		22,370,000	41,466,000	24,503,000
Fixed assets		186,111,000	195,369,000	178,485,000
Allocated assets		557,822,000	557,695,000	603,770,000
Allocated liabilities		294,227,000	254,150,000	280,575,000
Americas [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Sales		245,909,000	293,945,000	317,849,000
Americas [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Sales		26,933,000	25,910,000	4,997,000
Americas [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Sales		387,272,000	388,889,000	435,195,000
BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Sales		825,286,000	875,903,000	944,806,000
Other Operating Income (expense)		(730,427,000)	(794,148,000)	(832,377,000)
EBITDA		96,881,000	83,511,000	112,429,000
Amortization and depreciation		75,769,000	50,376,000	56,908,000
OPERATING PROFIT		21,112,000	33,135,000	55,521,000
Net finance expense		(46,504,000)	(30,309,000)	(33,038,000)
Income tax		7,392,000	(1,422,000)	(8,822,000)
(LOSS)/PROFIT FROM CONTINUING OPERATIONS		(18,000,000)	1,404,000	13,661,000
Restructuring costs		0	0	4,011,000
Adjusted Profit Before Interest Tax Depreciation Amortisation		111,737,000	99,399,000	124,714,000
Capital expenditure		40,570,000	42,226,000	38,825,000
Fixed assets		342,954,000	251,520,000	306,672,000
Allocated assets		711,563,000	595,807,000	677,149,000
Allocated liabilities		577,009,000	437,200,000	499,670,000
BRAZIL [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Sales		226,989,000	266,596,000	292,110,000
BRAZIL [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Sales		2,022,000	1,756,000	0
BRAZIL [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Sales		598,297,000	609,307,000	652,696,000
Other and eliminations
Disclosure Of Operating Segments [Line Items]
Sales	[1]	(12,945,000)	(9,084,000)	(4,980,000)
Other Operating Income (expense)		21,769,000	41,840,000	12,745,000
EBITDA		8,825,000	32,758,000	7,764,000
Amortization and depreciation		271,000	453,000	533,000
OPERATING PROFIT		8,554,000	32,305,000	7,231,000
Net finance expense		(3,590,000)	(18,140,000)	(30,406,000)
Income tax		(19,602,000)	(9,045,000)	925,000
(LOSS)/PROFIT FROM CONTINUING OPERATIONS		(14,638,000)	5,120,000	(22,250,000)
Restructuring costs		0	0	464,000
Adjusted Profit Before Interest Tax Depreciation Amortisation		(19,685,000)	(7,649,000)	(2,045,000)
Capital expenditure		0	1,000	259,000
Fixed assets		623,000	476,000	1,185,000
Allocated assets		(353,190,000)	(334,474,000)	(351,946,000)
Allocated liabilities		86,521,000	59,126,000	45,646,000
Other and eliminations | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Sales		0	0	(1,000)
Other and eliminations | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Sales		(12,944,000)	(9,082,000)	(4,980,000)
Other and eliminations | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Sales		0	0	0
Other and eliminations | EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Sales		$ 112,000	$ 0	$ (1,000)

[1]	(*) Includes holding company level revenues and consolidation adjustments.